Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness [Line Items]
Carrying amount	S/ 822,707	S/ 879,893
Fair value	814,267	866,263
Bank loans [Member]
Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness [Line Items]
Carrying amount	625,076	651,825
Fair value	616,120	638,620
Other Financial Entities [Member]
Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness [Line Items]
Carrying amount	155,069	168,148
Fair value	155,069	168,148
Lease Liability for Right-of-Use Asset [Member]
Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness [Line Items]
Carrying amount	42,562	59,085
Fair value	43,078	58,719
Finance Leases [Member]
Borrowings (Details) - Schedule of Carrying Amount and Fair Value of Indebtedness [Line Items]
Carrying amount		835
Fair value		S/ 776